Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	ROGERS INTERNATIONAL RAW MATERIALS FUND LP
Entity Central Index Key	0001118384
Entity Filer Category	Smaller Reporting Company

Statements Of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash at brokers	$ 5,387,385	$ 8,027,725
Unrealized gain/(loss) on open futures contracts, net	(860,221)	3,125,524
Total equity in brokers trading accounts	4,527,164	40,235,357
U.S. Government securities, at fair value	27,673,158	29,082,108
Cash and cash equivalents	2,899,515	11,189,077
Receivable from MF Global (Note 4)	1,825,854
Interest receivable		553
Total assets	36,925,691	51,424,987
LIABILITIES
Brokerage commissions payable	4,357	4,944
Accrued management fees - General Partner	31,147	37,973
Administrative and other fees payable	214,855	466,818
Subscriptions received in advance		56,581
Withdrawals payable	1,789,741	918,830
Total liabilities	2,040,100	1,485,146
PARTNERS' CAPITAL (NET ASSETS)
Partners' capital (net assets)	34,885,591	49,939,841
Total liabilities and partners' capital (net assets)	$ 36,925,691	$ 51,424,987

Condensed Schedule Of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	$ (860,221)		$ 3,125,524
Percent of Partners' Capital (Net Assets)	(2.47%)	[1]	6.26%	[1]
U.S. Government Securities [Member]
Schedule of Investments [Line Items]
Fair Value	27,673,158		29,082,108
Percent of Partners' Capital (Net Assets)	79.33%	[1]	58.23%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 2/9/2012 At 0.19%, Principal Amount $2,510,000 [Member]
Schedule of Investments [Line Items]
Fair Value	2,509,478
Percent of Partners' Capital (Net Assets)	7.19%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 3/8/2012 At 0.26%, Principal Amount $2,330,000 [Member]
Schedule of Investments [Line Items]
Fair Value	2,328,863
Percent of Partners' Capital (Net Assets)	6.68%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 4/5/2012 At 0.20%, Principal Amount $3,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value	3,298,273
Percent of Partners' Capital (Net Assets)	9.45%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 5/3/2012 At 0.08%, Principal Amount $4,070,000 [Member]
Schedule of Investments [Line Items]
Fair Value	4,068,855
Percent of Partners' Capital (Net Assets)	11.66%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 5/31/2012 At 0.18%, Principal Amount $3,678,000 [Member]
Schedule of Investments [Line Items]
Fair Value	3,675,215
Percent of Partners' Capital (Net Assets)	10.54%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 6/28/2012 at 0.17%, Principal Amount $3,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value	3,297,278
Percent of Partners' Capital (Net Assets)	9.45%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 7/26/2012 At 0.06%, Principal Amount $2,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value	1,999,319
Percent of Partners' Capital (Net Assets)	5.73%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 8/23/2012 At 0.09%, Principal Amount $3,400,000 [Member]
Schedule of Investments [Line Items]
Fair Value	3,398,046
Percent of Partners' Capital (Net Assets)	9.74%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 10/18/2012 At 0.10%, Principal Amount $1,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value	999,213
Percent of Partners' Capital (Net Assets)	2.87%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 1/13/2011 At 0.08%, Principal Amount $2,800,000 [Member]
Schedule of Investments [Line Items]
Fair Value			2,799,922
Percent of Partners' Capital (Net Assets)			5.61%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 8/23/2012 At 0.09%, Principal Amount $2,100,000 [Member]
Schedule of Investments [Line Items]
Fair Value	2,098,618
Percent of Partners' Capital (Net Assets)	6.02%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 1/27/2011 At 0.11%, Principal Amount $5,500,000 [Member]
Schedule of Investments [Line Items]
Fair Value			5,499,586
Percent of Partners' Capital (Net Assets)			11.01%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 2/24/2011 At 0.12%, Principal Amount $2,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value			2,299,591
Percent of Partners' Capital (Net Assets)			4.60%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 4/21/2011 At 0.16%, Principal Amount $3,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value			3,298,406
Percent of Partners' Capital (Net Assets)			6.61%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 5/26/2011 At 0.18%, Principal Amount $3,500,000 [Member]
Schedule of Investments [Line Items]
Fair Value			3,497,545
Percent of Partners' Capital (Net Assets)			7.00%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 6/30/2011 At 0.17%, Principal Amount $3,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value			3,297,239
Percent of Partners' Capital (Net Assets)			6.60%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 7/28/2011 At 0.17% Principal Amount $3,400,000 [Member]
Schedule of Investments [Line Items]
Fair Value			3,396,700
Percent of Partners' Capital (Net Assets)			6.80%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 8/25/2011 At 0.18% Principal Amount $2,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value			1,997,712
Percent of Partners' Capital (Net Assets)			4.00%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 9/22/2011 At 0.20% Principal Amount $2,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value			1,997,144
Percent of Partners' Capital (Net Assets)			4.00%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 10/20/2011 At 0.22% Principal Amount $1,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value			998,263
Percent of Partners' Capital (Net Assets)			2.00%	[1]
Futures Contracts [Member] | U.S. Futures Positions [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(644,565)		2,561,022
Percent of Partners' Capital (Net Assets)	(1.85%)	[1]	5.13%	[1]
Futures Contracts [Member] | U.S. Futures Positions [Member] | Agricultural [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(235,456)		1,719,954
Percent of Partners' Capital (Net Assets)	(0.68%)	[1]	3.45%	[1]
Futures Contracts [Member] | U.S. Futures Positions [Member] | Metals [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(227,120)		361,250
Percent of Partners' Capital (Net Assets)	(0.65%)	[1]	0.72%	[1]
Futures Contracts [Member] | U.S. Futures Positions [Member] | Energy [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(181,989)		479,818
Percent of Partners' Capital (Net Assets)	(0.52%)	[1]	0.96%	[1]
Futures Contracts [Member] | Foreign Futures Positions [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(215,656)		564,502
Percent of Partners' Capital (Net Assets)	(0.62%)	[1]	1.13%	[1]
Futures Contracts [Member] | Foreign Futures Positions [Member] | Agricultural [Member]
Schedule of Investments [Line Items]
Fair Value	35,348
Unrealized Gain (Loss) on Open Long Futures Contracts, Net			79,167
Percent of Partners' Capital (Net Assets)	0.10%	[1]	0.16%	[1]
Futures Contracts [Member] | Foreign Futures Positions [Member] | Metals [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	$ (251,004)		$ 485,335
Percent of Partners' Capital (Net Assets)	(0.72%)	[1]	0.97%	[1]

[1]	No individual futures contract position constitutes greater than 1 percent of Partners' Capital (Net Assets).

Condensed Schedule Of Investments (Parenthetical) (U.S. Government Securities [Member], USD $)	Dec. 31, 2011 U.S. Treasury Bills Due 2/9/2012 At 0.19%, Principal Amount $2,510,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 3/8/2012 At 0.26%, Principal Amount $2,330,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 4/5/2012 At 0.20%, Principal Amount $3,300,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 5/3/2012 At 0.08%, Principal Amount $4,070,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 5/31/2012 At 0.18%, Principal Amount $3,678,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 6/28/2012 at 0.17%, Principal Amount $3,300,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 7/26/2012 At 0.06%, Principal Amount $2,000,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 8/23/2012 At 0.09%, Principal Amount $3,400,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 8/23/2012 At 0.09%, Principal Amount $2,100,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 10/18/2012 At 0.10%, Principal Amount $1,000,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 1/13/2011 At 0.08%, Principal Amount $2,800,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 1/27/2011 At 0.11%, Principal Amount $5,500,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 2/24/2011 At 0.12%, Principal Amount $2,300,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 4/21/2011 At 0.16%, Principal Amount $3,300,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 5/26/2011 At 0.18%, Principal Amount $3,500,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 6/30/2011 at 0.17%, Principal Amount $3,300,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 7/28/2011 At 0.17% Principal Amount $3,400,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 8/25/2011 At 0.18% Principal Amount $2,000,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 9/22/2011 At 0.20% Principal Amount $2,000,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 10/20/2011 At 0.22% Principal Amount $1,000,000 [Member]
Schedule of Investments [Line Items]
Treasury Bill Effective Yield	0.19%	0.26%	0.20%	0.08%	0.18%	0.17%	0.06%	0.09%	0.09%	0.10%	0.08%	0.11%	0.12%	0.16%	0.18%	0.17%	0.17%	0.18%	0.20%	0.22%
Face Value							$ 2,000

Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net trading gains (losses):
Realized	$ 1,357,010	$ 6,112,004
Change in unrealized	(3,985,745)	1,710,493
Commissions	(81,722)	(98,386)
Total trading gains (losses)	(2,710,457)	7,724,111
Investment income (loss):
Interest income	66,249	63,124
Other income	536,778	445,653
Loss from MF Global (Note 4)	(1,130,702)
Total investment income	(527,675)	508,777
Expenses:
Management fees - General Partner	462,368	461,453
Administrative and other fees	858,136	798,078
Total Expenses	1,320,504	1,259,531
Net investment loss	(1,848,179)	(750,754)
Net income (loss)	(4,558,636)	6,973,357
General Partner [Member]
Expenses:
Net income (loss)	(86,816)	110,545
Net increase (decrease) in NAV per GP and LP unit for the period:
Net increase (decrease) in NAV per Unit	$ (21.52)	$ 27.4
Net income (loss) per General and Limited Partners (based on weighted average number of units outstanding during the period):
Net income (loss) per General Partners	(86,816)	110,545
Limited Partners Series A [Member]
Expenses:
Net income (loss)	(4,351,948)	6,830,491
Net increase (decrease) in NAV per GP and LP unit for the period:
Net increase (decrease) in NAV per Unit	$ (21.52)	$ 27.4
Net income (loss) per General and Limited Partners (based on weighted average number of units outstanding during the period):
Net income (loss) per Limited Partners	(4,351,948)	6,830,491
Limited Partners Series B [Member]
Expenses:
Net income (loss)	(119,872)	32,321
Net increase (decrease) in NAV per GP and LP unit for the period:
Net increase (decrease) in NAV per Unit	$ (23.52)	$ 17.61
Net income (loss) per General and Limited Partners (based on weighted average number of units outstanding during the period):
Net income (loss) per Limited Partners	$ (119,872)	$ 32,321

Statements Of Changes In Partners' Capital (Net Assets) (USD $)	General Partner [Member]	Limited Partners Series A [Member]	Limited Partners Series B [Member]	Limited Partner [Member]	Total
Partners' capital (net assets) at Dec. 31, 2009	$ 660,293	$ 51,416,343		$ 51,416,343	$ 52,076,636
Partners' capital (net assets), units at Dec. 31, 2009	4,034	314,149
Contributions			307,633	307,633	307,633
Contributions, units			1,785
Net income (loss)	110,545	6,830,491	32,321	6,862,812	6,973,357
Withdrawals		(9,416,908)	(877)	(9,417,785)	(9,417,785)
Withdrawals, units		(58,588)	(5)
Partners' capital (net assets) at Dec. 31, 2010	770,838	48,829,926	339,077	49,169,003	49,939,841
Partners' capital (net assets), units at Dec. 31, 2010	4,034	255,561	1,780
Contributions			509,622	509,622	509,622
Contributions, units			2,573
Net income (loss)	(86,816)	(4,351,948)	(119,872)	(4,471,820)	(4,558,636)
Withdrawals	(100,000)	(10,866,706)	(38,530)	(10,905,236)	(11,005,236)
Withdrawals, units	(590)	(57,323)	(218)
Partners' capital (net assets) at Dec. 31, 2011	$ 584,022	$ 33,611,272	$ 690,297	$ 34,301,569	$ 34,885,591
Partners' capital (net assets), units at Dec. 31, 2011	3,444	198,238	4,135

Statements Of Changes In Partners' Capital (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
General Partner [Member]
Net asset value per unit	$ 169.55	$ 191.07
Limited Partners Series A [Member]
Net asset value per unit	$ 169.55	$ 191.07
Limited Partners Series B [Member]
Net asset value per unit	$ 166.92	$ 190.44

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 1. Significant Accounting Policies:

Nature of Business and Organization: Rogers International Raw Materials Fund, L.P. (the "Partnership") is an Illinois Limited Partnership that was established in May 2000. The Partnership trades a portfolio primarily of commodity futures contracts, principally on recognized exchanges. The Partnership may also purchase contracts in the over the counter marketplace under certain circumstances. The Partnership invests and trades exclusively on the "long side" of the market. The Partnership's investment strategy is designed to replicate the Rogers International Commodity Index® (the "Index") and positions are rebalanced monthly to maintain the Index's relative weightings. The Partnership commenced trading during November 2001. The Partnership will terminate on December 31, 2020 or earlier upon certain circumstances as defined in the Limited Partnership Agreement. The Partnership's General Partner and commodity pool operator is Beeland Management Company, L.L.C. (the "General Partner"). Beeland Interests, Inc. is the owner and sponsor of the Index.

Accounting Policies: The Partnership follows Generally Accepted Accounting Principles ("GAAP"), as established by the Financial Accounting Standards Board ("FASB"), to ensure consistent reporting of financial condition and results of operation.

Net Assets: The valuation of net assets includes open commodity futures owned by the Partnership, if any, at the end of the period. The unrealized gain or loss on these contracts has been calculated based on settlement prices on the last business day of each month. Net assets are determined by subtracting liabilities from assets, which also equals partners' capital.

Cash and Cash Equivalents: Cash and cash equivalents include highly liquid instruments with original maturities of three months or less at the date of acquisition. Cash and cash equivalents include amounts on deposit with a broker to facilitate payment of expenses and partner withdrawals.

Profit and Loss Allocation: Limited partners and the General Partner share in the profits and losses of the Partnership in the proportion that each partner's capital account bears to the total partners' capital.

Income Taxes: No provision for income taxes has been made in these financial statements as each partner is individually responsible for reporting income or loss based on its respective share of the Partnership's income and expenses as reported for income tax purposes.

The Partnership is generally not subject to examination by U.S. federal or state taxing authorities for tax years before 2008. The Partnership has no material uncertain tax positions, and accordingly, has not recorded a liability for the payment of interest or penalties through December 31, 2011.

Fair Value of Financial Instruments: Securities and derivative financial instruments are recorded at fair value.

Revenue Recognition: Futures and forward contracts are recorded on a trade date basis and realized gains or losses are recognized when contracts are liquidated. Unrealized gains or losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net unrealized gain or loss, as there exists a right of offset of unrealized gains or losses. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.

Interest Income Recognition: The Partnership records interest income on the accrual basis.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Partnership's estimate regarding the carrying value of its receivable from MF Global, Inc. (Note 4) is a significant estimate and due to the uncertainty of future events, this estimate could change in the near term.

Foreign Currency Translation: Foreign currency is translated into U.S. dollars at the exchange rate prevailing on the last business day of each month. The Partnership does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities and derivative financial instruments held. Such fluctuations are included with the net realized trading gains or losses.

Ongoing Offering Expenses: Ongoing offering expenses are accrued on an ongoing basis and charged to expense as incurred.

Deposits with Brokers: The Partnership deposits assets with brokers subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Margin requirements are satisfied by the deposit of cash with such brokers. The Partnership earns interest income on its assets deposited with the brokers.

Withdrawals Payable: Withdrawals approved by the General Partner prior to month-end with a fixed effective date and fixed amount are recorded as withdrawals payable as of month-end (See Note 6).

Statement of Cash Flows: The Partnership has elected not to provide a statement of cash flows as permitted by GAAP as all of the following conditions have been met:

•	During the year, substantially all of the Partnership's investments were highly liquid;

•	Substantially all of the Partnership's investments are carried at fair value;

•	The Partnership had little or no debt during the year;

•	The Partnership's financial statements include a statement of changes in partners' capital (net assets).

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 2. Fair Value of Financial Instruments:

As described in Note 1, the Partnership records its investments at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Partnership utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly; and fair value is determined through the use of models or other valuation methodologies.

Level 3. Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnership's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The following section describes the valuation techniques used by the Partnership to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

The fair values of exchange traded futures contracts are based upon exchange settlement prices. Money market funds included in cash at brokers are valued using quoted market prices. U.S. Government securities are stated at cost plus accrued interest, which approximates fair value based on quoted prices for identical assets in an active market. These financial instruments are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the Partnership's assets measured at fair value on a recurring basis as of December 31, 2011 and 2010 using the fair value hierarchy:

Description	2011 Level 1	2010 Level 1
Equity in brokers trading account:
Unrealized gain/ (loss) on open futures contracts, net*	$(860,221)	$3,125,524
U.S. Government securities*	27,673,158	29,082,108
Cash and cash equivalents:
Money market funds	2,409,216	2,577,040

	$29,222,153	$34,784,672

*	See the condensed schedule of investments for further description.

During the years ended December 31, 2011 and 2010, there were no Level 2 or Level 3 assets or liabilities.

The Partnership assesses the levels of assets and liabilities measured at fair value at each measurement date, and transfers between levels are recognized on the accrual date of the event or change in circumstances that caused the transfer. There was no transfer among Levels 1, 2, and 3 during the years ended December 31, 2011 or 2010.

In addition, substantially all of the Partnership's other assets and liabilities are considered financial instruments and are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instruments.

Derivative Transactions	12 Months Ended
Dec. 31, 2011
Derivative Transactions [Abstract]
Derivative Transactions

Note 3. Derivative Transactions

Qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements are presented.

The Partnership's business is the speculative trading of futures contracts. The Partnership does not consider any derivative instruments to be hedging instruments, as this term is generally understood under FASB guidance.

As of and for the years ended December 31, 2011 and 2010, the Partnership's derivative contracts had the following impact on the statements of financial condition and statements of operations:

	Asset Derivatives December 31, 2011 Fair Value	Liability Derivatives December 31, 2011 Fair Value	Net Derivatives December 31, 2011 Fair Value*
Futures positions:
Agricultural	$191,448	$(391,556)	$(200,108)
Metals	118,572	(596,696)	(478,124)
Energy	11,034	(193,023)	(181,989)

Totals	$321,054	$(1,181,275)	$(860,221)

	Asset Derivatives December 31, 2010 Fair Value	Liability Derivatives December 31, 2010 Fair Value	Net Derivatives December 31, 2010 Fair Value*
Futures positions:
Agricultural	$1,801,471	$(2,350)	$1,799,121
Metals	1,155,865	(309,280)	846,585
Energy	486,668	(6,850)	479,818

Totals	$3,444,004	$(318,480)	$3,125,524

*	The net fair value of all assets and liability derivatives is included in equity in broker trading accounts in the statements of financial condition.

Trading Revenue** for the years ended December 31, 2011 and 2010:

	12/31/2011	12/31/2010
Type of Instrument
Futures positions:
Agricultural	$(2,348,630)	$5,025,529
Metal	(2,626,848)	2,074,344
Energy	2,349,560	722,624

	$(2,625,918)	$7,822,497

Line Item in Statement of Operations

Realized	$1,359,827	$6,112,004
Change in unrealized	(3,985,745)	1,710,493

	$(2,625,918)	$7,822,497

Trading revenue is exclusive of brokerage commissions.

For the years ended December 31, 2011 and 2010, the monthly average of contracts bought and sold was 1,046 and 1,308, respectively.

Receivable From MF Global	12 Months Ended
Dec. 31, 2011
Receivable From MF Global [Abstract]
Receivable From MF Global

Note 4. Receivable from MF Global:

On October 31, 2011, MF Global Holdings Ltd., the parent company of MF Global Inc., then the Partnership's futures commission merchant, filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code. The Securities and Exchange Commission and CFTC agreed that a bankruptcy led by the Securities Investor Protection Corporation ("SIPC") of MF Global Inc. would be the safest and most prudent course of action to protect customer accounts and assets and SIPC initiated the liquidation of MF Global Inc. under the Securities Investor Protection Act. As of October 31, 2011, the Partnership held $5,131,353 or approximately 12.6% of partners' capital in customer segregated and secured accounts at MF Global Inc. The CFTC has stated that there is a shortfall in customer segregated accounts held by MF Global Inc., and the true extent of such shortfall remains unknown. Although some assets have been transferred from MF Global Inc. to the Partnership's new futures commission merchant, ADM Investors Services, Inc., as of December 31, 2011, the General Partner believes that a portion of the Partnership's assets are, and may remain for some time, illiquid, but does not have sufficient information to estimate accurately how long such assets may be unavailable to the Partnership or the percentage of assets that may not be recovered, if any. Through December 31, 2011, this receivable was reduced by $2,174,797 comprised of disbursements initiated by the bankruptcy trustee, as well as other trading related activities. The Company has filed appropriate claims with the bankruptcy trustee for remaining amounts due (the MF Global Claim). However, due to the inherent uncertainty in the timing and results of the liquidation process from the bankruptcy proceedings, the Partnership has recognized a 2.78% (or $1,130,702) loss on the MF Global Claim, which is an estimate of the Partnership's pro-rata share of the projected MF Global Inc. asset shortfall. This loss is reflected as Loss on MF Global on the statement of operations. The remaining receivable from MF Global Inc. of $1,825,854 is estimated by management based upon information provided by the bankruptcy trustee as well as independent third party bids to purchase the MF Global Claim, and may be subject to change in the near term. Such change could be material to the presentation of the statement of financial condition. In addition, the Partnership is withholding approximately 5% of the proceeds of redemptions attributable to Partnership assets, for which a loss was not taken and that are encumbered in the MF Global liquidation subject to a claims recovery process to be administered by the liquidation Trustee, pending completion of the MF Global liquidation or the receipt by the Partnership of the full amount of its claims.

Agreements And Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Agreements And Related-Party Transactions [Abstract]
Agreements And Related-Party Transactions

Note 5. Agreements and Related-Party Transactions:

The Limited Partnership Agreement vests all responsibility and powers for the management of the business and affairs of the Partnership with the General Partner, Beeland Management Company, L.L.C. including trading decisions.

The Partnership pays a monthly management fee to the General Partner equal to 0.08333% of the net assets of the Partnership at the close of the preceding month (1.00% per annum).

The Partnership is responsible for the administrative and trading expenses related to its operations. The General Partner may incur certain expenses on behalf of the Partnership and charge the Partnership for its allocable portion of these expenses.

Uhlmann Price Securities L.L.C. ("Uhlmann"), a party related to the General Partner by reason of common management, acts as the selling group manager for the Partnership. The Partnership pays Uhlmann a share of selling fees when units are sold by its registered brokers. Selling fees of up to 2% of the gross offering proceeds (which includes a 0.50% reallowance to Uhlmann) were charged to partners' capital upon issuance of Series B Partnership units.

In addition, there is an annual trailing servicing fee of up to 1% of the net asset value of the specific partner's capital account payable to the soliciting broker-dealer for ongoing investor services. For all Series B units sold, the total trailing servicing fee is not to exceed 7.99% of the gross offering proceeds of the units sold.

The Price Futures Group, Inc. ("PFG"), a related party to the General Partner through common management, acts as the introducing broker for the Partnership, whereby certain accounts of the Partnership are introduced to the Partnership's clearing broker. A portion of the brokerage fee paid by the Partnership for clearing transactions is paid to PFG, by the clearing broker.

Fund Dynamics, LLC, an affiliate of the General Partner, through common management, acts as the Partnership's administrator. Fund Dynamics, LLC calculates both the daily and monthly Net Asset Value ("NAV"), prepares the monthly accounting package, and prepares monthly investor statements.

A summary of fees charged by related parties to the Partnership is as follows:

	2011	2010
Management fees – General Partner	$462,368	$461,453
Administrative fees – Fund Dynamics	102,601	109,541
Trailing servicing fees – Uhlmann	295,145	305,138
Selling Fees – Uhlmann	10,169	5,090

Partnership Capital And Withdrawals	12 Months Ended
Dec. 31, 2011
Partnership Capital And Withdrawals [Abstract]
Partnership Capital And Withdrawals

Note 6. Partnership Capital and Withdrawals:

The Partnership accepts contributions as of the close of business on the last business day of each month for investment on the first day of the next succeeding month. The General Partner may accept or reject contributions and waive the minimum contribution amounts in its sole discretion.

Effective November 1, 2010, the Partnership was accepting contributions for Series B units. The Partnership has been closed to Series A units contributions since October 31, 2005.

The purchase price of a unit is the net asset value per unit as of the end of each calendar month. Net asset value per unit is calculated as the net asset value at month-end divided by the number of outstanding units.

The Partnership accepts withdrawals on a monthly basis. Requests for withdrawal should be received by the General Partner no later than six business days prior to the end of the month in which an investor chooses to withdraw. Requests for withdrawal should be sent to the General Partner by email, fax, or overnight courier.

Financial Instruments With Off-Balance Sheet Credit And Market Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Credit And Market Risk [Abstract]
Financial Instruments With Off-Balance Sheet Credit And Market Risk

Note 7. Financial Instruments with Off-Balance Sheet Credit and Market Risk:

The Partnership is involved in trading activities that may have market and/or credit risk. Financial instruments employed in the Partnership's operations may have market and/or credit risk in excess of the amounts recorded in the statements of financial condition.

Market Risk—Market risks arise from changes in the market value of financial instruments. Theoretically, the Partnership's exposure is equal to the notional contract value of futures contracts entered. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. The use of financial instruments may serve to modify or offset market risk associated with other transactions.

Credit Risk—Credit risk arises primarily from the potential inability of counterparties to perform in accordance with the terms of a contract. The Partnership's exposure to credit risk associated with counterparty nonperformance is generally the net unrealized gain on the open positions plus the value of the margin or collateral held by the counterparty. Exchange-traded financial instruments generally do not give rise to significant counterparty exposure due to the cash settlement procedures for daily market movements and the margin requirements of individual exchanges. Financial instruments traded off-exchange give rise to the risk of the failure of, or the inability or refusal to perform by, the counterparties to such trades.

Concentration of Credit Risk—The Partnership clears all of its futures trades through one clearing broker, ADM Investor Services, Inc. In the event this counterparty does not fulfill its obligations, the Partnership may be exposed to risk. This risk of default depends on the creditworthiness of the counterparties to these transactions.

The Partnership has a substantial portion of its assets on deposit with financial institutions in connection with its cash management activities. In the event of a financial institution's insolvency, recovery of the Partnership's assets on deposit may be limited to the amount of insurance or other protection afforded such deposits.

The Partnership attempts to minimize this credit risk by monitoring the creditworthiness of the clearing broker and financial institutions.

Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights

Note 8. Financial Highlights:

Financial highlights for limited partners for the years ended December 31, 2011 and 2010 are as follows:

Per Unit Performance
	Series A 2011	Series B 2011	Series A 2010	Series B 2010 (3)
Net asset value per unit at the beginning of the period	$191.07	$190.44	$163.67	$172.83

Income (loss) from operations:
Net trading gains (losses)	(13.74)	(12.25)	30.01	18.35

Investment income	(2.19)	(5.44)	1.76	0.05
Expenses:	(5.59)	(5.83)	(4.37)	(0.79)

Net investment loss	(7.78)	(11.27)	(2.61)	(0.74)

Net income (loss) per unit	(21.52)	(23.52)	27.40	17.61

Net asset value per unit at the end of the period	$169.55	$166.92	$191.07	$190.44

	Series A 2011	Series B 2011	Series A 2010	Series B 2010 (3)
Ratio of net investment loss to average partners' capital (net assets)	-4.05%	-5.99%	-1.62%	-0.40	%(2)
Ratio of expenses to average partners' capital (net assets) (1)	2.91%	3.10%	2.71%	0.43	%(2)
Total return	-11.26%	-12.35%	16.74%	10.19	%(2)

The above ratios were calculated for the partners taken as a whole. The computation of such ratios was not based on the amount of expenses assessed and income allocated to an individual partner's capital account, which may vary from these ratios based on the timing of capital transactions and the different fee arrangements (see Note 5).

(1)	The ratio of expenses to average partners' capital (net asset) values does not include brokerage commissions.

(2)	Annualized for Series B for 2010.

(3)

Series B units were not offered for sale until November 1, 2010. The beginning unit price for a Series B unit was equal to Series A unit at November 1, 2010. Accordingly, per unit performance and financial highlights for 2010 are presented only from November 1, 2010 through December 31, 2010.

Litigation	12 Months Ended
Dec. 31, 2011
Litigation [Abstract]
Litigation

Note 9. Litigation:

The Partnership is a beneficiary of a Litigation Trust which is seeking recoveries from third parties, related to the 2005 bankruptcy of Refco, Inc. and numerous affiliates (the "Refco Bankruptcy"). As of December 31, 2011, the Partnership has received the full value of its allowed claims in the Refco Bankruptcy and has recovered approximately $4.8 million in excess of its allowed securities claim in the Refco Bankruptcy and may receive additional Refco Bankruptcy related recoveries, although there can be no assurance that it will or that any additional recoveries will be material. Management is unable to estimate the amounts of any such additional recoveries.

All Refco Bankruptcy related recoveries received by the Partnership, including excess recoveries except as described below, have been allocated among all partners in the Partnership who were partners as of October 31, 2005, on a pro-rata basis as October 31, 2005, with redeemed partners receiving cash distributions. Cash distributions to redeemed partners from excess recoveries totaled approximately $1,065,000 and $494,000 for the years ended December 31, 2011 and 2010, respectively. Pursuant to Section 12.2 of the Partnership's Agreement of Limited Partnership, the Partnership reimbursed the General Partner and Beeland Interests approximately $400,000 and $428,000, respectively, from excess recoveries for legal costs incurred by the General Partner and Beeland Interests defending against suits related to the Refco Bankruptcy in 2011 and 2010. Beeland Interests, Inc. is the owner and sponsor of the Index. Included in administrative fees and other fees payable are amounts due under these arrangements of $0 and $249,542 at December 31, 2011 and 2010, respectively.

The Partnership has reserved $30,000 of the excess Refco related recoveries to apply to expenses incurred to administer ongoing communication with, and distributions and reporting to, redeemed limited partners with respect to Refco related recoveries received by the Partnership. These expenses include but are not limited to professional fees, printing, postage, and administration fees. At December 31, 2011, $26,557 of these expenses is included in administrative and other fees payable on the statement of financial condition.

At December 31, 2011 and 2010, approximately $0 and $208,000 of excess Refco related recoveries was payable to redeemed limited partners. These amounts are appropriately included in withdrawals payable for those years ended.

Indemnifications	12 Months Ended
Dec. 31, 2011
Indemnifications [Abstract]
Indemnifications

Note 10. Indemnifications:

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties, both of which provide general indemnifications. The Partnership's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Partnership that have not yet occurred. The Partnership expects the risk of any future obligation under these indemnifications to be remote.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	Note 11. Subsequent Events: From January 1, 2012 to March 26, 2012 there were $51,200 contributions, and withdrawals totaled approximately $1,304,908.